INCOME TAXES (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Federal Statutory Rate	21.00%	21.00%
State and Local Taxes Rate, Net of federal benefit	11.90%	11.90%
Change in valuation allowance	(32.90%)	(32.90%)
Effective Tax Rate	0.00%	0.00%